INCOME TAX - Additional Information (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
U.S. federal net operating loss carryovers		$ 176,006	$ 46,167
Change in valuation allowance	$ 5,783,000	$ 465,518	$ 28,719